Condensed Financial Information of Global-Tech - Condensed Statements of Operations and Comprehensive Income (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Release of unrealized loss on available-for-sale investments, tax, upon disposal	$ 0	$ 0
Unrealized gain on available-for-sale investments, tax		0	$ 0
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Release of unrealized loss on available-for-sale investments, tax, upon disposal	$ 0	0
Unrealized gain on available-for-sale investments, tax		$ 0	$ 0